Cover page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Entity File Number	001-37959
Entity Registrant Name	trivago N.V.
Document Period End Date	Jun. 30, 2021
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001683825
Current Fiscal Year End Date	--12-31